GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 83.6%
Agriculture  — 7.0%
45,000 Archer-Daniels-Midland Co.(a) ........ $ 2,700,450
20,500 Bunge Ltd.(a) .................... 1,667,060
40,000 Corteva Inc. ..................... 1,683,200
63,990 Nutrien Ltd.(a) ................... 4,148,472
10,199,182
Energy and Energy Services  — 21.1%
11,500 APA Corp. ...................... 246,445
23,500 Baker Hughes Co. ................. 581,155
49,000 BP plc, ADR ..................... 1,339,170
21,300 Cabot Oil & Gas Corp. .............. 463,488
27,345 Chevron Corp.(a) ................. 2,774,150
23,800 ConocoPhillips(a) ................. 1,612,926
16,000 Devon Energy Corp. ............... 568,160
6,500 Diamondback Energy Inc. ........... 615,355
61,500 Eni SpA ........................ 822,520
16,300 EOG Resources Inc.(a) ............. 1,308,401
70,200 Exxon Mobil Corp.(a) .............. 4,129,164
26,000 Halliburton Co.(a) ................. 562,120
1,500 Hess Corp. ...................... 117,165
69,682 Kinder Morgan Inc.(a) .............. 1,165,780
17,695 Marathon Petroleum Corp.(a) ......... 1,093,728
5,749 Occidental Petroleum Corp.(a) ........ 170,055
13,200 ONEOK Inc. ..................... 765,468
13,200 Phillips 66(a) .................... 924,396
7,800 Pioneer Natural Resources Co.(a) ...... 1,298,778
171,500 Royal Dutch Shell plc, Cl. A .......... 3,824,359
39,500 Schlumberger NV(a) ............... 1,170,780
21,000 Suncor Energy Inc.(a) .............. 435,540
15,000 Sunoco LP ...................... 559,800
36,500 The Williams Companies Inc.(a) ....... 946,810
45,000 TotalEnergies SE, ADR(a) ............ 2,156,850
14,200 Valero Energy Corp.(a) ............. 1,002,094
30,654,657
Food and Beverage  — 3.0%
40,000 Mowi ASA ...................... 1,016,272
7,000 Pilgrim's Pride Corp.† .............. 203,560
39,000 Tyson Foods Inc., Cl. A(a) ........... 3,078,660
4,298,492
Health Care  — 8.1%
27,000 Elanco Animal Health Inc.† ........... 861,030
6,900 IDEXX Laboratories Inc.†(a) .......... 4,291,110
34,000 Zoetis Inc.(a) .................... 6,600,760
11,752,900
Machinery  — 4.7%
10,000 AGCO Corp. ..................... 1,225,300
75,000 CNH Industrial NV ................. 1,245,750
Shares
Market
Value
13,000 Deere & Co.(a) ................... $ 4,355,910
6,826,960
Metals and Mining  — 37.1%
67,200 Agnico Eagle Mines Ltd.(a) .......... 3,484,320
322,516 Alamos Gold Inc., Cl. A(a) ........... 2,322,115
213,500 B2Gold Corp. .................... 730,170
203,794 Barrick Gold Corp.(a) .............. 3,678,482
475,000 Belo Sun Mining Corp.† ............. 161,259
30,000 BHP Group Ltd., ADR(a) ............ 1,605,600
175,000 Centamin plc .................... 225,467
75,000 Dundee Precious Metals Inc. ......... 451,208
96,500 Eldorado Gold Corp.† .............. 745,945
153,185 Endeavour Mining plc .............. 3,448,053
48,500 Equinox Gold Corp.† ............... 320,100
451,000 Evolution Mining Ltd. .............. 1,137,916
28,200 Franco-Nevada Corp.(a) ............. 3,663,462
96,000 Freeport-McMoRan Inc.(a) ........... 3,122,880
62,137 Fresnillo plc ..................... 654,215
108,500 Gold Fields Ltd., ADR .............. 881,020
748,733 Gold Road Resources Ltd. ........... 646,849
79,224 Harmony Gold Mining Co. Ltd., ADR .... 249,556
481,500 Hochschild Mining plc .............. 862,868
63,000 K92 Mining Inc.† ................. 302,913
191,200 Kinross Gold Corp. ................ 1,024,832
75,326 Kirkland Lake Gold Ltd.(a) ........... 3,132,808
10,000 Labrador Iron Ore Royalty Corp. ....... 278,067
105,952 Newcrest Mining Ltd. .............. 1,734,179
78,200 Newmont Corp.(a) ................ 4,246,260
67,085 Northern Dynasty Minerals Ltd.† ...... 30,819
461,005 Northern Star Resources Ltd. ......... 2,832,910
314,975 OceanaGold Corp.† ................ 514,763
41,700 Osisko Gold Royalties Ltd. ........... 468,491
30,000 Osisko Gold Royalties Ltd., New York ... 336,900
7,000 Pan American Silver Corp. ........... 162,890
600,000 Perseus Mining Ltd.† .............. 607,278
112,500 Pretium Resources Inc.† ............ 1,084,500
50,000 Rio Tinto plc, ADR(a) .............. 3,341,000
5,500 Royal Gold Inc. ................... 525,195
59,000 SSR Mining Inc. .................. 858,450
39,000 Victoria Gold Corp.† ............... 464,022
71,500 Wesdome Gold Mines Ltd.† .......... 572,971
10 Westgold Resources Ltd. ............ 12
67,850 Wheaton Precious Metals Corp.(a) ..... 2,549,803
80,000 Yamana Gold Inc. ................. 316,800
53,777,348
Specialty Chemicals  — 2.6%
17,500 CF Industries Holdings Inc.(a) ........ 976,850
13,500 FMC Corp. ...................... 1,236,060

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
43,000 The Mosaic Co.(a) ................. $ 1,535,960
3,748,870
TOTAL COMMON STOCKS ......... 121,258,409
RIGHTS  — 0.0%
Metals and Mining  — 0.0%
90,000 Pan American Silver Corp., CVR† ...... 64,800
WARRANTS  — 0.0%
Energy and Energy Services  — 0.0%
1,012 Occidental Petroleum Corp., expire
08/03/27† ..................... 11,992
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.6%
Metals and Mining  — 0.6%
$ 200,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 221,060
350,000 Osisko Gold Royalties Ltd.,
4.000%, 12/31/22 ............... 279,760
350,000 Pretium Resources Inc.,
2.250%, 03/15/22 ............... 348,390
849,210
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 849,210
CORPORATE BONDS  — 0.3%
Metals and Mining  — 0.3%
500,000 IAMGOLD Corp.,
5.750%, 10/15/28(b) ............. 493,250
U.S. GOVERNMENT OBLIGATIONS  — 15.5%
445,000 U.S. Cash Management Bill,
0.040%††, 10/26/21 ............. 444,986
21,981,000 U.S. Treasury Bills,
0.014% to 0.055%††, 10/14/21 to
03/17/22(c) .................... 21,979,330
TOTAL U.S. GOVERNMENT OBLIGATIONS 22,424,316
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0% ...........
(Cost $172,992,142) ............. $ 145,101,977
(a) Securities, or a portion thereof, with a value of $57,470,291 were deposited with the broker as collateral for options written.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At September 30, 2021, $13,130,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yield(s) at date(s) of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
United States ........................ 57.1% $ 82,822,772
Canada .............................. 22.8 33,132,598
Europe .............................. 12.0 17,419,442
Asia/Pacific ......................... 6.3 9,079,507
Latin America ....................... 1.0 1,517,083
South Africa ......................... 0.8 1,130,575
Total Investments — Long Positions 100.0% $ 145,101,977
Short Positions
United States ........................ (4.4) % $ (6,338,326)
Europe .............................. (0.4) (538,579)
Canada .............................. (0.1) (193,280)
Asia/Pacific ......................... (0.0) ** (23,202)
Total Investments — Short Positions (4.9)% $ (7,093,387)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
As of September 30, 2021, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (3.3)%
AGCO Corp. Pershing LLC 50 USD 612,650 USD 145.00 01/21/22 $ 15,860
Agnico Eagle Mines Ltd. Pershing LLC 125 USD 648,125 USD 60.00 10/15/21 576
Agnico Eagle Mines Ltd. Pershing LLC 60 USD 311,100 USD 66.00 10/15/21 13
Agnico Eagle Mines Ltd. Pershing LLC 180 USD 933,300 USD 68.00 12/17/21 4,512
Agnico Eagle Mines Ltd. Pershing LLC 250 USD 1,296,250 USD 62.50 01/21/22 21,203
Agnico Eagle Mines Ltd. Pershing LLC 225 USD 1,166,625 USD 60.00 03/18/22 42,199
Alamos Gold Inc., Cl. A Pershing LLC 550 USD 396,000 USD 8.50 11/19/21 7,950
Alamos Gold Inc., Cl. A Pershing LLC 1,100 USD 792,000 USD 8.00 12/17/21 33,014
Alamos Gold Inc., Cl. A Pershing LLC 650 USD 468,000 USD 8.50 01/21/22 20,721
Alamos Gold Inc., Cl. A Pershing LLC 400 USD 288,000 USD 9.00 02/18/22 13,031
Alamos Gold Inc., Cl. A Pershing LLC 525 USD 378,000 USD 8.25 03/18/22 24,822
APA Corp. Pershing LLC 75 USD 160,725 USD 20.00 12/17/21 22,451
APA Corp. Pershing LLC 37 USD 79,291 USD 20.00 04/14/22 14,585
Archer-Daniels-Midland Co. Pershing LLC 200 USD 1,200,200 USD 60.00 11/19/21 51,734
Archer-Daniels-Midland Co. Pershing LLC 150 USD 900,150 USD 60.00 12/17/21 46,279
Archer-Daniels-Midland Co. Pershing LLC 100 USD 600,100 USD 60.00 01/21/22 35,497
B2Gold Corp. Pershing LLC 835 USD 285,570 USD 5.50 10/15/21 0
B2Gold Corp. Pershing LLC 835 USD 285,570 USD 3.50 11/19/21 18,176
B2Gold Corp. Pershing LLC 835 USD 285,570 USD 5.00 01/21/22 5,927
B2Gold Corp. Pershing LLC 1,300 USD 444,600 USD 4.60 02/18/22 18,889
Baker Hughes Co. Pershing LLC 95 USD 234,935 USD 21.00 10/15/21 40,612
Baker Hughes Co. Pershing LLC 70 USD 173,110 USD 23.00 11/19/21 19,663
Baker Hughes Co. Pershing LLC 70 USD 173,110 USD 23.00 12/17/21 21,540
Barrick Gold Corp. Pershing LLC 125 USD 225,625 USD 24.00 10/15/21 24
Barrick Gold Corp. Pershing LLC 125 USD 225,625 USD 20.00 11/19/21 3,048
Barrick Gold Corp. Pershing LLC 675 USD 1,218,375 USD 22.00 11/19/21 5,962
Barrick Gold Corp. Pershing LLC 800 USD 1,444,000 USD 20.00 12/17/21 24,758
Barrick Gold Corp. Pershing LLC 750 USD 1,353,750 USD 21.00 01/21/22 26,136
Barrick Gold Corp. Pershing LLC 868 USD 1,566,740 USD 21.00 02/18/22 40,126
BHP Group Ltd., ADR Pershing LLC 100 USD 535,200 USD 72.00 10/15/21 58
BHP Group Ltd., ADR Pershing LLC 100 USD 535,200 USD 67.50 12/17/21 2,843
BHP Group Ltd., ADR Pershing LLC 100 USD 535,200 USD 70.00 01/21/22 3,460
BP plc, ADR Pershing LLC 170 USD 464,610 USD 28.00 10/15/21 6,281
BP plc, ADR Pershing LLC 170 USD 464,610 USD 26.00 12/17/21 34,685
BP plc, ADR Pershing LLC 150 USD 409,950 USD 26.00 01/21/22 34,480
Bunge Ltd. Pershing LLC 100 USD 813,200 USD 80.00 10/15/21 24,558
Bunge Ltd. Pershing LLC 105 USD 853,860 USD 80.00 12/17/21 48,342
Cabot Oil & Gas Corp. Pershing LLC 105 USD 228,480 USD 25.00 11/19/21 7,415
Cabot Oil & Gas Corp. Pershing LLC 105 USD 228,480 USD 25.00 01/21/22 14,349
CF Industries Holdings Inc. Pershing LLC 100 USD 558,200 USD 55.00 11/19/21 39,002
CF Industries Holdings Inc. Pershing LLC 75 USD 418,650 USD 55.00 01/21/22 39,539
Chevron Corp. Pershing LLC 90 USD 913,050 USD 107.00 12/17/21 29,805
Chevron Corp. Pershing LLC 93 USD 943,485 USD 102.50 01/21/22 58,562
Chevron Corp. Pershing LLC 90 USD 913,050 USD 102.50 02/18/22 56,581
CNH Industrial NV Pershing LLC 400 USD 664,400 USD 16.50 12/17/21 49,609
CNH Industrial NV Pershing LLC 350 USD 581,350 USD 16.50 02/18/22 55,377
ConocoPhillips Pershing LLC 67 USD 454,059 USD 60.00 10/15/21 54,175
ConocoPhillips Pershing LLC 70 USD 474,390 USD 54.00 11/19/21 96,788
ConocoPhillips Pershing LLC 45 USD 304,965 USD 62.50 12/17/21 33,051

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
ConocoPhillips Pershing LLC 56 USD 379,512 USD 65.00 01/21/22 $ 37,076
Corteva Inc. Pershing LLC 200 USD 841,600 USD 45.00 10/15/21 4,369
Corteva Inc. Pershing LLC 200 USD 841,600 USD 45.00 12/17/21 26,217
Devon Energy Corp. Pershing LLC 80 USD 284,080 USD 25.00 10/15/21 83,699
Devon Energy Corp. Pershing LLC 80 USD 284,080 USD 28.00 12/17/21 65,735
Diamondback Energy Inc. Pershing LLC 25 USD 236,675 USD 80.00 10/15/21 40,619
Diamondback Energy Inc. Pershing LLC 20 USD 189,340 USD 90.00 12/17/21 24,074
Diamondback Energy Inc. Pershing LLC 75 USD 710,025 USD 75.00 01/21/22 175,787
Elanco Animal Health Inc. Pershing LLC 90 USD 287,010 USD 36.00 12/17/21 8,805
Elanco Animal Health Inc. Pershing LLC 90 USD 287,010 USD 35.00 02/18/22 16,262
Eldorado Gold Corp. Pershing LLC 360 USD 278,280 USD 11.00 12/17/21 2,270
Eni SpA Morgan Stanley 40 EUR 230,920 EUR 11.00 11/19/21 15,325
Eni SpA Morgan Stanley 40 EUR 230,920 EUR 11.00 01/21/22 19,123
Eni SpA Morgan Stanley 40 EUR 230,920 EUR 11.00 03/18/22 21,560
EOG Resources Inc. Pershing LLC 58 USD 465,566 USD 76.50 11/19/21 45,989
EOG Resources Inc. Pershing LLC 55 USD 441,485 USD 70.00 12/17/21 79,110
EOG Resources Inc. Pershing LLC 50 USD 401,350 USD 75.00 01/21/22 57,427
Equinox Gold Corp. Pershing LLC 485 USD 320,100 USD 8.00 10/15/21 1,320
Equinox Gold Corp. Pershing LLC 485 USD 320,100 USD 9.00 12/17/21 5,267
Exxon Mobil Corp. Pershing LLC 110 USD 647,020 USD 55.00 11/19/21 58,595
Exxon Mobil Corp. Pershing LLC 110 USD 647,020 USD 60.00 11/19/21 24,179
Exxon Mobil Corp. Pershing LLC 100 USD 588,200 USD 60.00 01/21/22 34,201
Exxon Mobil Corp. Pershing LLC 115 USD 676,430 USD 61.50 01/21/22 31,829
Exxon Mobil Corp. Pershing LLC 267 USD 1,570,494 USD 60.00 02/18/22 91,581
FMC Corp. Pershing LLC 70 USD 640,920 USD 95.00 10/15/21 9,691
FMC Corp. Pershing LLC 65 USD 595,140 USD 110.00 12/17/21 2,677
Gold Fields Ltd., ADR Pershing LLC 385 USD 312,620 USD 10.00 11/19/21 1,259
Gold Fields Ltd., ADR Pershing LLC 350 USD 284,200 USD 10.00 12/17/21 3,220
Gold Fields Ltd., ADR Pershing LLC 350 USD 284,200 USD 10.00 01/21/22 6,430
Halliburton Co. Pershing LLC 130 USD 281,060 USD 22.50 10/15/21 9,890
Harmony Gold Mining Co. Ltd., ADR Pershing LLC 412 USD 129,780 USD 4.00 12/17/21 3,235
Harmony Gold Mining Co. Ltd., ADR Pershing LLC 400 USD 126,000 USD 5.00 01/21/22 2,881
Hess Corp. Pershing LLC 15 USD 117,165 USD 65.00 01/21/22 22,691
Kinder Morgan Inc. Pershing LLC 237 USD 396,501 USD 18.00 10/15/21 1,592
Kinder Morgan Inc. Pershing LLC 225 USD 376,425 USD 19.00 12/17/21 3,480
Kinder Morgan Inc. Pershing LLC 237 USD 396,501 USD 18.00 01/21/22 11,362
Kinross Gold Corp. Pershing LLC 640 USD 343,040 USD 7.00 10/15/21 246
Kinross Gold Corp. Pershing LLC 640 USD 343,040 USD 7.00 12/17/21 4,272
Kinross Gold Corp. Pershing LLC 640 USD 343,040 USD 6.00 01/21/22 14,593
Kinross Gold Corp. Pershing LLC 637 USD 341,432 USD 6.50 02/18/22 13,473
Kirkland Lake Gold Ltd. Pershing LLC 335 USD 1,393,265 USD 41.50 11/19/21 82,135
Kirkland Lake Gold Ltd. Pershing LLC 233 USD 969,047 USD 45.00 12/17/21 36,032
Kirkland Lake Gold Ltd. Pershing LLC 185 USD 769,415 USD 45.00 01/21/22 35,275
Marathon Petroleum Corp. Pershing LLC 40 USD 247,240 USD 52.50 11/19/21 38,968
Marathon Petroleum Corp. Pershing LLC 12 USD 74,172 USD 62.50 11/19/21 3,532
Marathon Petroleum Corp. Pershing LLC 60 USD 370,860 USD 62.50 01/21/22 26,539
Marathon Petroleum Corp. Pershing LLC 65 USD 401,765 USD 62.50 02/18/22 31,002
Mowi ASA Morgan Stanley 20,000 NOK 4,442,000 NOK 235.00 12/17/21 15,732
Mowi ASA Morgan Stanley 20,000 NOK 4,442,000 NOK 235.00 02/18/22 22,931
Newcrest Mining Ltd. Morgan Stanley 300 AUD 679,200 AUD 30.00 11/18/21 101
Newcrest Mining Ltd. Morgan Stanley 87 AUD 196,968 AUD 27.00 01/20/22 1,627
Newcrest Mining Ltd. Morgan Stanley 425 AUD 962,200 AUD 25.00 02/17/22 18,915

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Newmont Corp. Pershing LLC 80 USD 434,400 USD 62.50 10/15/21 $ 349
Newmont Corp. Pershing LLC 107 USD 581,010 USD 70.00 10/15/21 36
Newmont Corp. Pershing LLC 220 USD 1,194,600 USD 62.50 11/19/21 8,178
Newmont Corp. Pershing LLC 125 USD 678,750 USD 60.00 12/17/21 12,851
Newmont Corp. Pershing LLC 250 USD 1,357,500 USD 62.00 01/21/22 25,111
Newmont Corp. Pershing LLC 187 USD 1,015,410 USD 60.50 02/18/22 29,211
Northern Star Resources Ltd. Morgan Stanley 650 AUD 552,500 AUD 11.50 11/18/21 851
Northern Star Resources Ltd. Morgan Stanley 1,400 AUD 1,190,000 AUD 13.00 12/16/21 1,709
Nutrien Ltd. Pershing LLC 250 USD 1,620,750 USD 58.00 11/19/21 212,060
Nutrien Ltd. Pershing LLC 195 USD 1,264,185 USD 60.00 12/17/21 143,940
Nutrien Ltd. Pershing LLC 195 USD 1,264,185 USD 60.00 01/21/22 145,718
Occidental Petroleum Corp. Pershing LLC 45 USD 133,110 USD 30.00 12/17/21 13,916
ONEOK Inc. Pershing LLC 45 USD 260,955 USD 55.00 10/15/21 20,933
ONEOK Inc. Pershing LLC 45 USD 260,955 USD 55.00 11/19/21 26,375
ONEOK Inc. Pershing LLC 42 USD 243,558 USD 55.00 01/21/22 29,021
Osisko Gold Royalties Ltd. Pershing LLC 300 USD 336,900 USD 13.00 02/18/22 14,296
Pan American Silver Corp. Pershing LLC 70 USD 162,890 USD 25.00 01/21/22 11,586
Phillips 66 Pershing LLC 50 USD 350,150 USD 80.00 10/15/21 873
Phillips 66 Pershing LLC 40 USD 280,120 USD 80.00 01/21/22 7,536
Phillips 66 Pershing LLC 40 USD 280,120 USD 75.00 02/18/22 15,288
Pioneer Natural Resources Co. Pershing LLC 18 USD 299,718 USD 150.00 10/15/21 36,696
Pioneer Natural Resources Co. Pershing LLC 18 USD 299,718 USD 170.00 12/17/21 20,663
Pioneer Natural Resources Co. Pershing LLC 25 USD 416,275 USD 160.00 01/21/22 45,950
Rio Tinto plc, ADR Pershing LLC 170 USD 1,135,940 USD 72.50 11/19/21 16,012
Rio Tinto plc, ADR Pershing LLC 170 USD 1,135,940 USD 80.65 12/17/21 5,642
Rio Tinto plc, ADR Pershing LLC 160 USD 1,069,120 USD 77.00 01/21/22 17,244
Royal Dutch Shell plc, Cl. A Morgan Stanley 37 GBP 612,350 GBp 1500.00 10/15/21 79,278
Royal Dutch Shell plc, Cl. A Morgan Stanley 61 GBP 1,009,550 GBp 1400.00 12/17/21 210,040
Royal Dutch Shell plc, Cl. A Morgan Stanley 34 GBP 562,700 GBp 1600.00 01/21/22 56,678
Royal Dutch Shell plc, Cl. A Morgan Stanley 40 GBP 662,000 GBp 1500.00 02/18/22 97,914
Royal Gold Inc. Pershing LLC 55 USD 525,195 USD 115.00 12/17/21 5,193
Schlumberger NV Pershing LLC 130 USD 385,320 USD 32.50 12/17/21 20,845
Schlumberger NV Pershing LLC 130 USD 385,320 USD 35.00 01/21/22 16,234
Schlumberger NV Pershing LLC 135 USD 400,140 USD 30.00 03/18/22 49,125
SSR Mining Inc. Pershing LLC 250 USD 363,750 USD 20.00 11/19/21 911
SSR Mining Inc. Pershing LLC 340 USD 494,700 USD 19.00 01/21/22 8,426
Suncor Energy Inc. Pershing LLC 75 USD 155,550 USD 21.50 11/19/21 7,726
Suncor Energy Inc. Pershing LLC 75 USD 155,550 USD 21.50 12/17/21 9,381
Suncor Energy Inc. Pershing LLC 75 USD 155,550 USD 21.50 01/21/22 11,538
Sunoco LP Pershing LLC 50 USD 186,600 USD 35.00 11/19/21 10,532
Sunoco LP Pershing LLC 50 USD 186,600 USD 35.00 12/17/21 11,952
Sunoco LP Pershing LLC 50 USD 186,600 USD 35.00 01/21/22 13,404
The Williams Companies Inc. Pershing LLC 120 USD 311,280 USD 27.00 11/19/21 7,673
The Williams Companies Inc. Pershing LLC 130 USD 337,220 USD 27.00 12/17/21 8,691
The Williams Companies Inc. Pershing LLC 115 USD 298,310 USD 27.00 01/21/22 10,322
TotalEnergies SE, ADR Pershing LLC 175 USD 838,775 USD 45.00 11/19/21 64,473
TotalEnergies SE, ADR Pershing LLC 125 USD 599,125 USD 45.00 12/17/21 50,249
TotalEnergies SE, ADR Pershing LLC 150 USD 718,950 USD 47.00 01/21/22 39,940
Tyson Foods Inc., Cl. A Pershing LLC 130 USD 1,026,220 USD 80.00 10/15/21 20,217
Tyson Foods Inc., Cl. A Pershing LLC 130 USD 1,026,220 USD 72.50 12/17/21 111,368
Valero Energy Corp. Pershing LLC 42 USD 296,394 USD 68.00 11/19/21 20,741
Valero Energy Corp. Pershing LLC 40 USD 282,280 USD 80.00 12/17/21 6,202

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Valero Energy Corp. Pershing LLC 60 USD 423,420 USD 70.00 02/18/22 $ 34,208
VanEck Vectors Gold Miners ETF Pershing LLC 405 USD 1,193,535 USD 34.00 02/18/22 25,728
Wheaton Precious Metals Corp. Pershing LLC 133 USD 499,814 USD 44.00 11/19/21 5,445
Wheaton Precious Metals Corp. Pershing LLC 260 USD 977,080 USD 47.00 01/21/22 14,745
Wheaton Precious Metals Corp. Pershing LLC 286 USD 1,074,788 USD 42.00 02/18/22 46,875
Yamana Gold Inc. Pershing LLC 400 USD 158,400 USD 4.00 12/17/21 10,704
Yamana Gold Inc. Pershing LLC 400 USD 158,400 USD 4.50 01/21/22 7,764
Zoetis Inc. Pershing LLC 100 USD 1,941,400 USD 190.00 12/17/21 116,448
Zoetis Inc. Pershing LLC 80 USD 1,553,120 USD 200.00 02/18/22 71,783
TOTAL OTC CALL OPTIONS WRITTEN $ 4,807,266
OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF Pershing LLC 475 USD 2,474,275 USD 41.00 01/21/22 $ 31,562
iShares Global Clean Energy ETF Pershing LLC 350 USD 757,750 USD 21.00 12/17/21 24,436
NextEra Energy Partners LP Pershing LLC 75 USD 565,200 USD 72.50 12/17/21 18,600
VanEck Vectors Gold Miners ETF Pershing LLC 1,100 USD 3,241,700 USD 26.00 02/18/22 125,471
TOTAL OTC PUT OPTIONS WRITTEN $ 200,069
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (1.1)%
AGCO Corp. 50 USD 612,650 USD 155.00 11/19/21 $ 2,000
Deere & Co. 40 USD 1,340,280 USD 400.00 10/15/21 640
Deere & Co. 40 USD 1,340,280 USD 350.00 12/17/21 52,000
Deere & Co. 50 USD 1,675,350 USD 360.00 01/21/22 60,500
Dundee Precious Metals Inc. 750 CAD 571,500 CAD 8.25 12/17/21 17,764
Elanco Animal Health Inc. 90 USD 287,010 USD 36.00 10/15/21 900
Eldorado Gold Corp. 360 USD 278,280 USD 13.00 01/21/22 5,400
Eldorado Gold Corp. 245 USD 189,385 USD 10.00 04/14/22 11,025
Endeavour Mining Corp. 500 CAD 1,124,500 CAD 32.00 11/19/21 17,764
Endeavour Mining plc 500 CAD 1,425,500 CAD 30.00 12/17/21 49,345
Endeavour Mining plc 500 CAD 1,425,500 CAD 33.00 01/21/22 31,581
Energy Select Sector SPDR ETF 35 USD 182,315 USD 49.00 03/18/22 20,825
Franco-Nevada Corp. 62 USD 805,442 USD 150.00 10/15/21 1,054
Franco-Nevada Corp. 110 USD 1,429,010 USD 150.00 11/19/21 9,900
Franco-Nevada Corp. 62 USD 805,442 USD 135.00 01/21/22 38,130
Franco-Nevada Corp. 110 USD 1,429,010 USD 150.00 01/21/22 26,400
Freeport-McMoRan Inc. 270 USD 878,310 USD 35.00 10/15/21 12,150
Freeport-McMoRan Inc. 320 USD 1,040,960 USD 35.00 12/17/21 59,520
Freeport-McMoRan Inc. 370 USD 1,203,610 USD 35.00 01/21/22 86,210
Halliburton Co. 130 USD 281,060 USD 22.00 11/19/21 18,200
IDEXX Laboratories Inc. 23 USD 1,430,370 USD 670.00 10/15/21 6,923
IDEXX Laboratories Inc. 23 USD 1,430,370 USD 660.00 11/19/21 43,010
IDEXX Laboratories Inc. 23 USD 1,430,370 USD 670.00 01/21/22 55,430
K92 Mining Inc. 630 CAD 383,670 CAD 9.00 12/17/21 5,223
OceanaGold Corp. 1,500 CAD 310,500 CAD 3.00 12/17/21 8,882
OceanaGold Corp. 1,500 CAD 310,500 CAD 2.50 02/18/22 24,870
Osisko Gold Royalties Ltd. 330 CAD 469,590 CAD 17.50 11/19/21 2,475
Pilgrim's Pride Corp. 70 USD 203,560 USD 26.00 10/15/21 30,625
Pioneer Natural Resources Co. 9 USD 149,859 USD 160.00 10/15/21 8,613
Pioneer Natural Resources Co. 9 USD 149,859 USD 160.00 12/17/21 13,500
Pretium Resources Inc. 375 USD 361,500 USD 11.00 10/15/21 3,750

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Pretium Resources Inc. 375 USD 361,500 USD 11.00 12/17/21 $ 13,125
Pretium Resources Inc. 375 USD 361,500 USD 11.00 01/21/22 17,812
The Mosaic Co. 140 USD 500,080 USD 37.00 11/19/21 27,580
The Mosaic Co. 140 USD 500,080 USD 32.00 01/21/22 78,540
The Mosaic Co. 150 USD 535,800 USD 35.00 03/18/22 67,500
VanEck Vectors Gold Miners ETF 405 USD 1,193,535 USD 31.00 11/19/21 32,805
VanEck Vectors Gold Miners ETF 445 USD 1,311,415 USD 34.00 01/21/22 27,145
Victoria Gold Corp. 195 CAD 293,865 CAD 17.00 01/21/22 13,856
Victoria Gold Corp. 195 CAD 293,865 CAD 17.00 03/18/22 20,399
Wesdome Gold Mines Ltd. 360 CAD 365,400 CAD 12.00 10/15/21 568
Wesdome Gold Mines Ltd. 200 CAD 203,000 CAD 14.00 12/17/21 553
Zoetis Inc. 160 USD 3,106,240 USD 160.00 10/15/21 551,200
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 1,575,692
Exchange Traded Put Options Written — (0.4)%
Energy Select Sector SPDR ETF 420 USD 2,187,780 USD 47.00 12/17/21 $ 54,600
Energy Select Sector SPDR ETF 245 USD 1,276,205 USD 40.00 03/18/22 24,010
iShares Global Clean Energy ETF 300 USD 649,500 USD 19.00 10/15/21 1,500
iShares Global Clean Energy ETF 370 USD 801,050 USD 21.00 01/21/22 33,300
NextEra Energy Partners LP 75 USD 565,200 USD 65.00 10/15/21 2,250
NextEra Energy Partners LP 70 USD 527,520 USD 70.00 01/21/22 19,600
VanEck Vectors Gold Miners ETF 1,300 USD 3,831,100 USD 30.00 12/17/21 257,400
VanEck Vectors Gold Miners ETF 1,100 USD 3,241,700 USD 27.00 01/21/22 117,700
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 510,360
TOTAL OPTIONS WRITTEN $ 7,093,387